UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22552

City National Rochdale International Trade Fixed Income Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
 (Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code:

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

Name of Fund:(1)	City National Rochdale International Trade Fixed Income Fund
Period:	July 1, 2014 – June 30, 2015

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

BASSDRILL BETA LTD 8.500 04/24/2018	09/15/2014

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Consent Granted	Consent Granted	1. INCENTIVE FEE	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) City National Rochdale International Trade Fixed Income Fund LLC

By (Signature and Title)* /s/ Garrett R. D’Alessandro
   Garrett R. D’Alessandro
   President

Date     August 26, 2015